SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2020
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	11 years 6 months
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years